Schedule of Investments (unaudited)
July 31, 2024
BlackRock LifePath® ESG Index 2045 Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies(a)
Equity Funds — 88.3%
iShares Developed Real Estate Index Fund, Class K	30,716	$ 294,564
iShares ESG Aware MSCI EAFE ETF	14,160	1,142,146
iShares ESG Aware MSCI EM ETF	14,650	496,342
iShares ESG Aware MSCI USA ETF(b)	27,999	3,389,558
iShares ESG Aware MSCI USA Small-Cap ETF	9,301	386,271
iShares MSCI Canada ETF(b)	3,537	137,660
iShares MSCI EAFE Small-Cap ETF	2,872	186,077
iShares MSCI Emerging Markets Small-Cap ETF	1,366	83,722
		6,116,340
Fixed-Income Funds — 11.7%
iShares ESG Aware U.S. Aggregate Bond ETF(b)	12,893	613,191
iShares TIPS Bond ETF	1,812	196,022
		809,213
Money Market Funds — 45.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(c)(d)	3,129,122	3,130,373
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(c)	13,663	13,663
		3,144,036
Total Investments — 145.4% (Cost: $8,784,765)		10,069,589
Liabilities in Excess of Other Assets — (45.4)%		(3,141,970)
Net Assets — 100.0%		$ 6,927,619

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 67,705	$ 3,062,887 (a)	$ —	$ (215)	$ (4)	$ 3,130,373	3,129,122	$ 2,992 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	9,612	4,051 (a)	—	—	—	13,663	13,663	1,472	—
iShares Developed Real Estate Index Fund, Class K	170,606	118,529	(35,263)	(3,128)	43,820	294,564	30,716	7,257	—
iShares ESG Aware MSCI EAFE ETF	725,789	385,667	(139,881)	5,023	165,548	1,142,146	14,160	30,527	—
iShares ESG Aware MSCI EM ETF	321,895	191,342	(78,707)	(5,628)	67,440	496,342	14,650	10,714	—
iShares ESG Aware MSCI USA ETF	2,046,035	1,038,800	(442,838)	16,332	731,229	3,389,558	27,999	26,779	—
iShares ESG Aware MSCI USA Small-Cap ETF	186,058	178,149	(52,249)	2,014	72,299	386,271	9,301	2,525	—
iShares ESG Aware U.S. Aggregate Bond ETF	325,120	310,772	(48,487)	(10,113)	35,899	613,191	12,893	14,056	—
iShares MSCI Canada ETF	84,873	43,420	(12,453)	342	21,478	137,660	3,537	2,572	—
iShares MSCI EAFE Small-Cap ETF	119,996	60,249	(21,894)	48	27,678	186,077	2,872	4,456	—
iShares MSCI Emerging Markets Small-Cap ETF	53,580	26,762	(7,791)	100	11,071	83,722	1,366	1,659	—
iShares TIPS Bond ETF	108,351	97,248	(16,428)	(3,128)	9,979	196,022	1,812	3,961	—
				$ 1,647	$ 1,186,437	$ 10,069,589		$ 108,970	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock LifePath® ESG Index 2045 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 6,116,340	$ —	$ —	$ 6,116,340
Fixed-Income Funds	809,213	—	—	809,213
Money Market Funds	3,144,036	—	—	3,144,036
	$10,069,589	$—	$—	$10,069,589

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International